Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 8,824,446	$ 8,397,532
Other comprehensive loss, net of tax:
Unrealized holding loss on securities AFS arising during the period	1,122,961	(505,487)
Reclassification adjustment for loss (gain) realized in income	26,490	32,718
Unrealized gain (loss) during the year	1,149,451	(472,769)
Tax effect	(241,384)	99,282
Other comprehensive loss, net of tax	908,067	(373,487)
Total comprehensive income	$ 9,732,513	$ 8,024,045